Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
MATERIAL NON-PUBLIC INFORMATION POLICIES
The Company has not granted stock options since 2021 and does not currently grant stock options or similar awards under its equity compensation programs. It is the policy of the Company to comply with all applicable securities laws and regulations, to prohibit the unauthorized disclosure of any material non-public information about the Company and to prohibit the use of non-public information in transactions involving Company securities, derivative securities relating to the Company’s securities, and securities that are specifically tied to the performance or value of the Company’s assets. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company’s Insider Trading Policy includes policies governing the disclosure or use of material non-public information. A copy of the Insider Trading Policy is publicly available on our website.

Award Timing Method	The Company has not granted stock options since 2021 and does not currently grant stock options or similar awards under its equity compensation programs. It is the policy of the Company to comply with all applicable securities laws and regulations, to prohibit the unauthorized disclosure of any material non-public information about the Company and to prohibit the use of non-public information in transactions involving Company securities, derivative securities relating to the Company’s securities, and securities that are specifically tied to the performance or value of the Company’s assets.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false